Benefit Plans - Benefit Obligation, Fair Value of Plan Assets and Funded Status of Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Change in Benefit Obligation
Plan Amendment	$ (39)
Actuarial loss	(101)
Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827
Employer contributions	38	38	37
Fair value of plan assets at end of year	2,031	1,827
Pension Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	2,745	2,287
Interest cost	123	126	125
Transfers		(3)
Actuarial loss	119	415
Benefits paid	(94)	(80)
Benefit obligation at end of year	2,893	2,745	2,287
Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827	1,723
Actual return on plan assets	205	110
Employer contributions	(93)	77
Benefits paid	(94)	(83)
Fair value of plan assets at end of year	2,031	1,827	1,723
Funded status at end of year	(862)	(918)
Other Postretirement Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	116	148
Plan Amendment		(52)
Service cost	2	2	2
Interest cost	5	7	8
Actuarial loss	(9)	17
Benefits paid	(5)	(6)
Benefit obligation at end of year	109	116	148
Changes in Plan Assets
Employer contributions	5	6
Plan participants' contributions	4	8
Benefits paid	(9)	(14)
Funded status at end of year	$ (109)	$ (116)